ACQUISITIONS (Details) R$ in Millions, $ in Millions					12 Months Ended
	Jan. 30, 2019 USD ($)	Oct. 02, 2018 USD ($)	Mar. 19, 2018 USD ($)	Feb. 14, 2018 USD ($) Plant	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 14, 2018 BRL (R$)	Feb. 14, 2018 USD ($)
Acquisitions and Dispositions
Cash consideration paid					$ 30.0	$ 304.2
Cost
Acquisitions and Dispositions
Acquisitions						339.9
Development and operating properties | Cost
Acquisitions and Dispositions
Acquisitions						65.1
Land, plant and equipment
Acquisitions and Dispositions
Acquisitions			$ 65.1
Land, plant and equipment | Cost
Acquisitions and Dispositions
Acquisitions						$ 274.8
MDO | La Coipa Phase 7 mining concessions
Acquisitions and Dispositions
Percentage of equity interest acquired			50.00%
Purchase Price			$ 65.1
Cash consideration			65.0
Cash consideration paid	$ 30.0		35.1
Transaction costs			$ 0.1
KBM | Subsidiary of Gerdau SA | Brazil
Acquisitions and Dispositions
Hydroelectric power plants acquired | Plant				2
Purchase Price							R$ 835.0	$ 253.7
Transaction costs				$ 3.4
KGBM | Bald Mountain Exploration LLC
Acquisitions and Dispositions
Percentage of equity interest acquired		50.00%
Cash consideration		$ 15.5
Royalty obligation (as percent of net smelter)		1.25%
Transaction costs		$ 0.1